Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling interests [abstract]
Schedule of reconciliation of non controlling interest

Reconciliation of non-controlling interest is as follows:

$
Balance, December 31, 2023	(327,501)
Net loss for the year	(712,805)
Balance, December 31, 2024	(1,040,306)
Net loss for the year	(781,554)
Balance, December 31, 2025	(1,821,860)